Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of loss per share

	Six months ended 30 June
	2026	2025
Loss attributable to owners of the parent (€’000)	(3,379)	(2,349)
Weighted average number of ordinary shares - basic and diluted	2,912,158	694,295
Basic and diluted loss per share (€)	(1.16)	(3.38)

Schedule of diluted weighted average number of ordinary shares
30 June 2026
Warrants, including pre-funded warrants	4,394,528
RSUs - vested but no ordinary shares issued	2,586
Incentive shares	143
Share options	896,385
Total	5,293,642